Berkshire Focus Fund
PORTFOLIO OF INVESTMENTS
September 30, 2025 (Unaudited)

Shares		Value

	COMMON STOCKS - 99.05%	$ 325,983,054
	(Cost $291,877,139)

	AEROSPACE & DEFENSE - 5.47%	18,005,312
43,910	BWX Technologies, Inc.	8,095,687
10	GE Aerospace	3,008
10	Rocket Lab Corporation *	479
611,490	Rolls-Royce Holdings plc - ADR	9,906,138

	AI DATACENTERS - 9.34%	30,741,055
153,440	CoreWeave, Inc. (Class A) *	20,998,264
86,780	Nebius Group N.V. (Class A) (Netherlands) *	9,742,791

	AUTOMOBILE MANUFACTURERS - 7.08%	23,303,475
10	Rivian Automotive, Inc. (Class A) *	147
52,400	Tesla, Inc. *	23,303,328

	BUSINESS SOFTWARE & SERVICES - 15.73%	51,755,350
27,660	AppLovin Corporation (Class A) *	19,874,816
10	Aurora Innovation, Inc. (Class A) *	54
72,990	Cloudflare, Inc. (Class A) *	15,662,924
10	Datadog, Inc. (Class A) *	1,424
10	GitLab Inc. (Class A) *	451
10	HubSpot, Inc. *	4,678
10	Intuit, Inc.	6,829
10	Microsoft Corp.	5,178
10	monday.com Ltd. (Israel) *	1,937
10	MongoDB, Inc. (Class A) *	3,104
10	Oracle Corp.	2,812
88,690	Palantir Technologies Inc. (Class A) *	16,178,830
10	ServiceNow, Inc. *	9,203
10	Snowflake Inc. *	2,255
10	Toast, Inc. (Class A) *	365
10	The Trade Desk, Inc. (Class A) *	490

	CAPITAL MARKETS - 6.34%	20,854,167
145,650	Robinhood Markets, Inc. (Class A) *	20,854,167

	COMMUNICATION & NETWORKING EQUIPMENT - 0.00%	7,405
10	Arista Networks, Inc. *	1,457
10	Astera Labs, Inc. *	1,958
10	Ciena Corporation *	1,457
10	Coherent Corp. *	1,077
10	Credo Technology Group Holding Ltd (Cayman Islands) *	1,456

	COMPUTER HARDWARE - 0.00%	5,458
10	Dell Technologies, Inc. (Class C)	1,418
10	NetApp, Inc.	1,185
10	Pure Storage, Inc. (Class A) *	838
3	Sandisk Corporation *	337
10	Super Micro Computer, Inc. *	479
10	Western Digital Corporation	1,201

	CONSUMER ELECTRONICS - 0.00%	2,546
10	Apple, Inc.	2,546

	CRYPTOCURRENCY - 4.97%	16,374,022
61,560	Bitmine Immersion Technologies, Inc. *	3,196,811
10	Circle Internet Group, Inc. (Class A) *	1,326
10	CleanSpark, Inc. *	145
39,030	Coinbase Global, Inc. (Class A) *	13,172,235
10	Core Scientific, Inc. *	179
10	Dynamix Corporation (Class A) *	104
10	Strategy, Inc. (Class A) *	3,222

	CYBERSECURITY EQUIPMENT & SERVICES - 0.01%	17,721
10	CrowdStrike Holdings, Inc. (Class A) *	4,904
10	CyberArk Software Ltd. (Israel) *	4,831
10	Okta, Inc. (Class A) *	917
20	Palo Alto Networks, Inc. *	4,072
10	Zscaler, Inc. *	2,997

	ELECTRIC UTILITIES - 0.00%	10,620
10	Constellation Energy Corporation	3,291
10	Oklo, Inc. (Class A) *	1,116
10	Talen Energy Corporation *	4,254
10	Vistra Corp.	1,959

	ELECTRICAL EQUIPMENT & PARTS - 0.01%	15,530
10	Bloom Energy Corporation (Class A) *	846
10	Celestica Inc. (Canada) *	2,464
10	Corning Incorporated	820
10	Eaton Corporation plc (Ireland)	3,742
10	GE Vernova Inc.	6,149
10	Vertiv Holdings Co (Class A)	1,509

	ENGINEERING & CONSTRUCTION - 3.98%	13,089,514
48,470	Argan, Inc.	13,089,323
10	QXO, Inc. *	191

	ENTERTAINMENT - 2.92%	9,605,368
10	Netflix, Inc. *	11,989
69,180	Roblox Corporation (Class A) *	9,582,814
10	Roku, Inc. (Class A) *	1,001
10	Spotify Technology S.A. - (Luxembourg) *	6,980
10	Take-Two Interactive Software, Inc. *	2,584

	HEALTHCARE TECHNOLOGY - 0.00%	807
10	Tempus AI, Inc. (Class A) *	807

	HOTELS, RESTAURANTS & LEISURE - 0.00%	1,128
10	CAVA Group, Inc. *	604
10	Dutch Bros Inc. (Class A) *	524

	INTERNET SERVICES - 7.80%	25,676,693
90,230	Alibaba Group Holding Limited - ADR	16,126,808
10	Alphabet, Inc. (Class A)	2,431
10	Amazon.com, Inc. *	2,196
25,230	Carvana Co. (Class A) *	9,517,765
10	MercadoLibre, Inc. (Argentina) *	23,369
10	Opendoor Technologies Inc. (Class A) *	80
10	Sea Limited (Class A) - ADR *	1,787
10	Shopify Inc. (Class A) (Canada) *	1,486
10	Zillow Group, Inc. (Class C) *	771

	INTERNET SOCIAL MEDIA - 1.60%	5,253,117
7,150	Meta Platforms, Inc. (Class A)	5,250,817
10	Reddit, Inc. (Class A) *	2,300

	IT FINANCIAL SERVICES - 0.00%	1,912
10	Affirm Holdings, Inc. (Class A) *	731
10	Block Inc. (Class A) *	723
10	Rocket Companies, Inc. (Class A) *	194
10	SoFi Technologies, Inc. *	264

	QUANTUM COMPUTING - 0.00%	1,344
10	D-Wave Quantum Inc. *	247
10	IonQ, Inc. *	615
10	Quantum Computing Inc. *	184
10	Rigetti Computing, Inc. *	298

	PERSONAL DEFENSE EQUIPMENT - 0.00%	7,176
10	Axon Enterprise, Inc. *	7,176

	SEMICONDUCTORS - 28.89%	95,091,140
10	Advanced Micro Devices, Inc. *	1,618
10	Arm Holdings plc - ADR *	1,415
10	Broadcom Inc.	3,299
10	Marvell Technology, Inc.	841
10	Micron Technology, Inc.	1,673
10	Monolithic Power Systems, Inc.	9,206
421,800	NVIDIA Corp.	78,699,444
10	QUALCOMM Inc.	1,664
58,620	Taiwan Semiconductor Manufacturing Company Limited - ADR	16,371,980

	SEMICONDUCTOR EQUIPMENT - 0.01%	23,853
10	Applied Materials, Inc.	2,047
10	ASML Holding N.V. - ADR	9,681
10	KLA Corporation	10,786
10	Lam Research Corporation	1,339

	SPORTS ENTERTAINMENT & GAMING - 0.00%	2,914
10	DraftKings Inc. (Class A) *	374
10	Flutter Entertainment plc (Ireland) *	2,540

	TRANSPORT NETWORKS - 4.90%	16,135,427
59,320	DoorDash, Inc. (Class A) *	16,134,447
10	Uber Technologies, Inc. *	980

	EXCHANGE TRADED FUNDS - 0.99%	3,267,626
	(Cost $3,281,548)
10	Invesco QQQ ETF	6,004
10	iShares® Bitcoin Trust ETF *	650
103,350	iShares® Ethereum Trust ETF *	3,256,558
10	iShares® Expanded Tech-Software Sector ETF *	1,150
10	VanEck Semiconductor ETF	3,264

	TOTAL INVESTMENT SECURITIES - 100.04%	329,250,680
	(Cost $295,158,687)

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04%)	(145,964)

	NET ASSETS - 100.00%	$ 329,104,716
	Equivalent to $40.80 Per Share

	* Non-income producing.
	ADR - American Depositary Receipt.
	The accompanying notes are an integral part of these financial statements.